UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act File Number 811-06260

The Quaker Investment Trust

309 Technology drive
Malvern, pa 19355
(Address of principal executive offices) (Zip code)

quaker investment trust
309 technology drive
malvern, pa 19355
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-220-8888

Date of fiscal year end: June 30, 2013

Date of reporting period: September 30, 2012

Schedule of Investments

Quaker Akros Absolute Return Fund
September 30, 2012 (unaudited)

	Number of Shares	Fair Value
Common Stocks - 29.71%

Basic Materials - 1.23%
Mining - 1.23%
Polymet Mining Corp. (a)	10,000	$11,600
Taseko Mines Ltd. (a)	20,000	66,800
		78,400
Total Basic Materials (Cost: $128,628)		78,400
Communications - 1.11%
Telecommunications - 1.11%
CenturyLink, Inc.	1,000	40,400
Nokia OYJ ADR	12,000	30,840
		71,240
Total Communications (Cost: $83,723)		71,240
Consumer, Cyclical - 0.00%
Leisure Time - 0.00%
TableMAX Corp. (a)(b)(c)	13,911	8

Total Consumer, Cyclical (Cost: $24,344)		8
Consumer, Non-cyclical - 3.10%
Agriculture - 0.43%
Star Scientific, Inc. (a)	8,000	27,680

Commercial Services - 1.14%
Western Union Co.	4,000	72,880

Food - 1.53%
Nash Finch Co.	2,000	40,840
SUPERVALU, Inc.	23,500	56,635
		97,475
Total Consumer, Non-cyclical (Cost: $288,490)		198,035
Diversified - 6.54%
Holding Companies-Diversified - 6.54%
Cazador Acquisition Corp. Ltd. (a)(c)	9,000	90,360
Nautilus Marine Acquisition Corp. (a)(b)(c)	10,000	99,600
Prime Acquisition Corp. (a)(c)	15,000	148,350
Selway Capital Acquisition Corp. Class A (a)(c)	8,000	79,600
		417,910
Total Diversified (Cost: $394,948)		417,910
Energy - 3.45%
Coal - 0.49%
Peabody Energy Corp.	1,400	31,206

Oil & Gas - 2.96%
Devon Energy Corp.	1,000	60,500
EnCana Corp.	2,000	43,840
Total S.A. ADR	1,700	85,170
		189,510
Total Energy (Cost: $257,661)		220,716
Financial - 4.78%
Banks - 1.36%
Citigroup, Inc.	2,650	86,708

Diversified Financial Services - 2.33%
Investment Technology Group, Inc. (a)	14,000	121,800
Knight Capital Group, Inc. Class A (a)	10,000	26,800
		148,600
Savings & Loans - 1.09%
First Bancorp of Indiana, Inc. (c)	1,259	13,723
HF Financial Corp.	1,000	12,250
HopFed Bancorp, Inc.	5,900	43,955
		69,928
Total Financial (Cost: $439,401)		305,236
Healthcare - 1.35%
Biotechnology - 1.15%
InterMune, Inc. (a)	4,000	35,880
Rosetta Genomics Ltd. (a)	5,250	37,748
		73,628
Pharmaceuticals - 0.20%
Ventrus Biosciences, Inc. (a)	3,500	12,530

Total Healthcare (Cost: $202,825)		86,158
Industrial - 2.53%
Electronics - 0.75%
FLIR Systems, Inc.	2,400	47,940

Machinery-Construction & Mining - 0.81%
Caterpillar, Inc.	600	51,624

Transportation - 0.97%
CSX Corp.	3,000	62,250

Total Industrial (Cost: $165,559)		161,814
Technology - 3.95%
Computers - 0.13%
Force 10 Networks, Inc. (a)(b)(c)	1	8,112

Semiconductors - 2.89%
Lam Research Corp. (a)	2,000	63,570
Marvell Technology Group Ltd.	8,100	74,115
Skyworks Solutions, Inc. (a)	2,000	47,130
		184,815
Software - 0.93%
Microsoft Corp.	2,000	59,560

Total Technology (Cost: $321,453)		252,487
Utilities - 1.67%
Electric - 1.67%
Exelon Corp.	3,000	106,740

Total Utilities (Cost: $126,013)		106,740
Total Common Stocks
(Cost $2,433,045)		1,898,744

Preferred Stock- 1.76%

United States- 1.76%
FibroGen, Inc. , %(a)(b)(c)	15,000	112,500
Total United States (Cost $67,350)		112,500
Total Preferred Stock
(Cost $67,350)		112,500

Private Placements- 0.29%

United States- 0.29%
Alien Technology (a)(b)(c)	64	253
Alien Technology Series A (a)(b)(c)	4,688	18,518
		18,771
Total United States (Cost $123,609)		18,771
Total Private Placements
(Cost $123,609)		18,771

Exchange-Traded Funds - 3.06%

iShares Dow Jones US Medical Devices Index Fund	2,000	137,500
ProShares Short 20+ Year Treasury(a)	2,000	58,180
		195,680
Total Exchange-Traded Funds
(Cost $197,032)		195,680

Warrants - 0.00%

Alien Technology Warrants Expiration:
December,2049(a)(b)(c)	5	0
Bionovo Warrants Expiration:
October,2014(a)(b)(c)	3,000	0
Total Warrants
(Cost $0)		0

	Par Value	Fair Value
Corporate Bonds - 6.64%

Energy - 0.30%
Oil & Gas - 0.30%
ATP Oil & Gas Corp. 11.88%, 05/01/2015	$100,000	19,000
Total Energy (Cost: $101,854)		19,000
Financial - 6.34%
Banks - 6.34%
Morgan Stanley 4.50%, 02/11/2020(d)	450,000	405,153
Total Financial (Cost: $448,155)		405,153
Total Corporate Bonds
(Cost $550,009)		424,153

Short-Term Investment - 18.42%

Time Deposit - 18.42%
Bank of New York Mellon, 0.03%, 10/01/2012(e)	1,177,660	1,177,660
Total Short-Term Investment
(Cost $1,177,660)		1,177,660

Total Investments
(Cost $4,548,705) - 59.88%		3,827,508
Other Assets in Excess of Liabilities, Net - 40.12%		2,564,224
Total Net Assets - 100.00%		$6,391,732

Schedule of Securities Sold Short	Number of Shares	Fair Value
Common Stocks - 17.48%

Amazon.com, Inc. (a)	220	$55,950
Boston Beer Co., Inc. Class A (a)	700	78,379
Buffalo Wild Wings, Inc. (a)	1,000	85,740
Canadian Pacific Railway Ltd.	700	58,023
Cincinnati Financial Corp.	2,150	81,464
Estee Lauder Companies Class A	1,600	98,512
Salesforce.com, Inc. (a)	500	76,345
Sherwin-Williams Co.	1,000	148,910
Silver Wheaton Corp.	2,000	79,420
Taylor Capital Group, Inc. (a)	4,000	68,480
Toro Co.	1,400	55,692
United Natural Foods, Inc. (a)	1,600	93,520
Verizon Communications, Inc.	3,000	136,710
Total Common Stocks		1,117,145

Exchange-Traded Funds - 10.76%

iShares Dow Jones US Aerospace & Defense Index Fund	800	52,176
iShares Dow Jones US Healthcare Providers Index Fund	2,000	137,160
PowerShares Water Resources Portfolio	2,000	38,980
SPDR S&P Homebuilders ETF	4,000	99,280
SPDR S&P Regional Banking ETF	6,000	171,840
SPDR S&P Retail ETF	3,000	188,160
Total Exchange-Traded Funds		687,596
Total Securities Sold Short (Proceeds: $1,530,326)		$1,804,741

	Number of Contracts Sold	Settlement Month	Unrealized Appreciation/ (Depreciation)
Futures
RUSSELL 2000 MINI December Futures	4	December, 2012	$6,700
S&P 500 EMINI FUT December Futures	4	December, 2012	3,400
Total Futures Contracts Sold			$10,100

ADR	-	American Depositary Receipt
ETF	-	Exchange-Traded Fund

(a)	Non-income producing security.
(b)	Indicates an illiquid security. Total market value for illiquid securities is $238,991, representing 3.74% of net assets.
(c)	Indicates a fair valued security. Total market value for fair valued securities is $571,024, representing 8.93% of net assets.
(d)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(e)	The rate shown is the annualized seven-day yield at period end.

Schedule of Investments

Quaker Capital Opportunities Fund
September 30, 2012 (unaudited)

	Number of Shares	Fair Value
Domestic Common Stocks - 88.53%

Basic Materials- 2.78%
Chemicals -1.30%
Dow Chemical Co.	375	$10,860
EI du Pont de Nemours & Co.	200	10,054
PPG Industries, Inc.	225	25,839
		46,753
Mining -1.48%
Freeport-McMoRan Copper & Gold, Inc.	700	27,706
Newmont Mining Corp.	450	25,205
		52,911
Total Basic Materials (Cost: $94,324)		99,664
Communications- 9.52%
Internet -2.20%
eBay, Inc. (a)	550	26,625
Google, Inc. Class A (a)	25	18,863
Symantec Corp. (a)	1,850	33,300
		78,788
Media -5.02%
CBS Corp. Class B	1,450	52,678
Comcast Corp. Class A	675	24,145
News Corp. Class B	1,675	41,540
Time Warner, Inc.	500	22,665
Walt Disney Co.	750	39,210
		180,238
Telecommunications -2.30%
AT&T, Inc.	1,350	50,895
CenturyLink, Inc.	250	10,100
Cisco Systems, Inc.	550	10,499
Qualcomm, Inc.	175	10,936
		82,430
Total Communications (Cost: $305,358)		341,456
Consumer, Cyclical- 9.53%
Airlines -0.52%
Southwest Airlines Co.	2,150	18,856

Auto Manufacturers -1.58%
Ford Motor Co.	5,750	56,695

Auto Parts & Equipment -0.63%
Johnson Controls, Inc.	825	22,605

Distribution & Wholesale -0.30%
Genuine Parts Co.	175	10,680

Home Builders -1.62%
DR Horton, Inc.	1,050	21,672
Pulte Group, Inc. (a)	2,350	36,425
		58,097
Leisure Time -0.50%
Royal Caribbean Cruises Ltd.	600	18,126

Retail -3.50%
Brinker International, Inc.	375	13,237
Foot Locker, Inc.	475	16,863
Home Depot, Inc.	975	58,861
Starbucks Corp.	500	25,375
Target Corp.	175	11,107
		125,443
Textiles -0.32%
Cintas Corp.	275	11,399

Toys/Games/Hobbies -0.56%
Hasbro, Inc.	525	20,039

Total Consumer, Cyclical (Cost: $332,213)		341,940
Consumer, Non-cyclical- 7.64%
Agriculture -1.10%
Altria Group, Inc.	575	19,199
Philip Morris International, Inc.	225	20,237
		39,436
Beverages -0.74%
Coca-Cola Co.	700	26,551

Commercial Services -0.91%
Paychex, Inc.	975	32,458

Cosmetics & Personal Care -0.53%
Procter & Gamble Co.	275	19,074

Food -4.36%
ConAgra Foods, Inc.	925	25,521
General Mills, Inc.	825	32,876
HJ Heinz Co.	650	36,367
Ingredion, Inc.	275	15,169
Kraft Foods, Inc. Class A	1,125	46,519
		156,452
Total Consumer, Non-cyclical (Cost: $264,370)		273,971
Energy- 11.73%
Oil & Gas -10.65%
Apache Corp.	325	28,103
Atwood Oceanics, Inc. (a)	350	15,907
Chesapeake Energy Corp.	525	9,907
Chevron Corp.	475	55,366
ConocoPhillips	275	15,724
Exxon Mobil Corp.	925	84,591
Hess Corp.	1,075	57,749
Marathon Oil Corp.	775	22,917
Marathon Petroleum Corp.	400	21,836
Phillips 66	550	25,504
Tesoro Corp.	225	9,428
Valero Energy Corp.	725	22,968
Whiting Petroleum Corp. (a)	250	11,845
		381,845
Oil & Gas Services -0.17%
CARBO Ceramics, Inc. (b)	100	6,292

Pipelines -0.91%
Oneok, Inc.	675	32,609

Total Energy (Cost: $398,632)		420,746
Financial- 17.46%
Banks -10.78%
Bank of America Corp.	6,250	55,187
Bank of New York Mellon Corp.	1,225	27,709
Citigroup, Inc.	625	20,450
Fifth Third Bancorp	2,100	32,571
First Republic Bank	825	28,430
Fulton Financial Corp.	1,525	15,037
Goldman Sachs Group, Inc.	250	28,420
JPMorgan Chase & Co.	1,400	56,672
State Street Corp.	250	10,490
US Bancorp	1,850	63,455
Wells Fargo & Co.	1,400	48,342
		386,763

Diversified Financial Services -4.72%
Affiliated Managers Group, Inc. (a)	375	46,125
American Express Co.	600	34,116
BlackRock, Inc. Class A	175	31,203
Discover Financial Services	825	32,777
Invesco Ltd.	1,000	24,990
		169,211
Insurance -1.96%
Allstate Corp.	575	22,776
Lincoln National Corp.	1,000	24,190
MetLife, Inc.	675	23,260
		70,226
Total Financial (Cost: $575,154)		626,200
Healthcare- 12.08%
Healthcare-Products -1.48%
Baxter International, Inc.	425	25,611
Becton Dickinson & Co.	350	27,496
		53,107
Healthcare-Services -2.24%
Aetna, Inc.	400	15,840
Cigna Corp.	925	43,632
UnitedHealth Group, Inc.	375	20,779
		80,251
Pharmaceuticals -8.36%
Abbott Laboratories	975	66,846
AmerisourceBergen Corp. Class A	650	25,161
Cardinal Health, Inc.	750	29,227
Eli Lilly & Co.	1,175	55,707
McKesson Corp.	300	25,809
Merck & Co., Inc.	925	41,718
Pfizer, Inc.	2,225	55,291
		299,759
Total Healthcare (Cost: $414,307)		433,117
Industrial- 8.52%
Aerospace & Defense -1.03%
Boeing Co.	275	19,146
United Technologies Corp.	225	17,615
		36,761
Electrical Components & Equipment -0.85%
Emerson Electric Co.	375	18,101
GrafTech International Ltd. (a)	1,375	12,361
		30,462
Electronics -0.86%
Gentex Corp.	775	13,183
Jabil Circuit, Inc.	950	17,784
		30,967
Hand & Machine Tools -0.95%
Lincoln Electric Holdings, Inc.	875	34,169

Miscellaneous Manufacturing -3.18%
Donaldson Co., Inc.	1,000	34,710
Eaton Corp.	475	22,448
General Electric Co.	2,500	56,775
		113,933
Packaging & Containers -0.60%
Rock-Tenn Co. Class A	300	21,654

Transportation -1.05%
Kansas City Southern	225	17,050
Union Pacific Corp.	175	20,773
		37,823
Total Industrial (Cost: $316,951)		305,769
Technology- 8.02%
Computers -5.37%
Apple, Inc.	95	63,390
International Business Machines Corp.	300	62,235
Mentor Graphics Corp. (a)	1,200	18,576
Microsoft Corp.	1,625	48,392
		192,593
Semiconductors -1.48%
Applied Materials, Inc.	1,900	21,213
Broadcom Corp. Class A (a)	300	10,374
Intel Corp.	950	21,546
		53,133
Software -1.17%
Fiserv, Inc. (a)	225	16,657
Oracle Corp.	800	25,192
		41,849
Total Technology (Cost: $263,774)		287,575
Utilities- 1.25%
Electric -1.25%
American Electric Power Co., Inc.	500	21,970
NextEra Energy, Inc.	325	22,857
		44,827
Total Utilities (Cost: $41,546)		44,827
Total Domestic Common Stocks
(Cost $3,006,629)		3,175,265

Foreign Common Stocks - 15.84%

Belgium - 0.66%
Beverages -0.66%
Anheuser-Busch InBev NV ADR	275	23,625

Total Belgium (Cost: $18,065)		23,625

Brazil - 0.45%
Oil & Gas -0.45%
Petroleo Brasileiro S.A. ADR	700	16,058

Total Brazil (Cost: $18,511)		16,058

Canada - 2.29%
Mining -2.29%
Barrick Gold Corp.	875	36,540
Kinross Gold Corp.	3,400	34,714
Novagold Resources, Inc. (a)	1,925	10,780
		82,034
Total Canada (Cost: $75,728)		82,034

Germany - 1.91%
Auto Manufacturers -0.37%
Daimler AG Registered Shares	275	13,390

Miscellaneous Manufacturing -0.70%
Siemens AG ADR(b)	250	25,038

Software -0.84%
SAP AG ADR(b)	425	30,315

Total Germany (Cost: $76,684)		68,743

Ireland - 0.51%
Healthcare-Products -0.29%
Covidien PLC	175	10,398

Insurance -0.22%
XL Group PLC Class A	325	7,810

Total Ireland (Cost: $16,607)		18,208

Japan - 2.50%
Auto Manufacturers -0.69%
Honda Motor Co. Ltd. ADR	800	24,720

Electrical Components & Equipment -0.85%
Hitachi Ltd. ADR	550	30,525

Electronics -0.48%
Kyocera Corp. ADR	200	17,298

Home Furnishings -0.26%
Sony Corp. ADR	800	9,360

Telecommunications -0.22%
Nippon Telegraph & Telephone Corp. ADR	325	7,706

Total Japan (Cost: $107,064)		89,609

Luxembourg - 0.57%
Metal Fabricate & Hardware -0.57%
Tenaris S.A. ADR(b)	500	20,385

Total Luxembourg (Cost: $21,970)		20,385

Netherlands - 2.37%
Chemicals -0.42%
Akzo Nobel NV ADR	800	15,056

Electronics -0.51%
Koninklijke Philips Electronics NV ADR Class NY	775	18,174

Engineering & Construction -0.29%
Chicago Bridge & Iron Co. NV	275	10,475

Food -0.99%
Unilever NV Class NY	1,000	35,480

Insurance -0.16%
ING Groep NV ADR(a)	725	5,720

Total Netherlands (Cost: $87,405)		84,905

Switzerland - 0.69%
Electronics -0.27%
Tyco International Ltd.	175	9,846

Semiconductors -0.42%
STMicroelectronics NV Class NY	2,800	15,120

Total Switzerland (Cost: $34,733)		24,966

United Kingdom - 3.89%
Beverages -1.00%
Diageo PLC ADR	320	36,074

Lodging -0.46%
Intercontinental Hotels Group PLC ADR	625	16,406

Oil & Gas -0.38%
BP PLC ADR	325	13,767

Pharmaceuticals -0.87%
GlaxoSmithKline PLC ADR	675	31,212

Telecommunications -1.18%
BT Group PLC ADR	600	22,320
Vodafone Group PLC ADR	700	19,946
		42,266
Total United Kingdom (Cost: $127,198)		139,725
Total Foreign Common Stocks
(Cost $583,965)		568,258

Real Estate Investment Trust - 0.20%

Kimco Realty Corp.	350	7,095
Total Real Estate Investment Trust
(Cost $5,877)		7,095

Short-Term Investment - 1.43%

Investment Trust - 1.43%
Invesco Liquid Assets Portfolio, 0.17%(c)(d)	51,341	51,341
Total Short-Term Investment
(Cost $51,341)		51,341
Total Investments
(Cost $3,647,812) - 106.00%		3,801,959
Liabilities in Excess of Other Assets, Net (6.00)%		(215,041)
Total Net Assets - 100.00%		$3,586,918

ADR	-	American Depositary Receipt

(a)	Non-income producing security.
(b)	All or a portion of the security out on loan.
(c)	Represents investment of collateral received from securities lending transactions.
(d)	The rate shown is the annualized seven-day yield at period end.

Schedule of Investments

Quaker Event Arbitrage Fund
September 30, 2012 (unaudited)

	Number of Shares	Fair Value
Domestic Common Stocks - 54.27%

Basic Materials- 0.04%
Forest Products & Paper -0.04%
Wausau Paper Corp.	2,500	$23,150

Total Basic Materials (Cost: $21,025)		23,150
Communications- 9.65%
Internet -3.43%
30DC, Inc. (a)(b)(c)	50,000	2,775
Equinix, Inc. (c)	3,200	659,360
ModusLink Global Solutions, Inc. (c)	196,262	724,207
Unwired Planet, Inc. (c)	256,625	492,720
		1,879,062
Media -1.65%
Digital Generation, Inc. (c)	10,000	113,600
Liberty Media Corp. Class A (c)	7,600	791,692
		905,292
Telecommunications -4.57%
Anaren, Inc. (c)	30,100	601,699
Comverse Technology, Inc. (c)	100,000	615,000
Extreme Networks (c)	235,290	785,868
InterDigital, Inc.	13,500	503,280
		2,505,847
Total Communications (Cost: $5,074,437)		5,290,201
Consumer, Cyclical- 11.37%
Auto Manufacturers -1.65%
Navistar International Corp. (c)	26,000	548,340
Oshkosh Corp. (c)	13,000	356,590
		904,930
Auto Parts & Equipment -0.61%
Visteon Corp. (c)	7,500	333,450

Distribution & Wholesale -0.90%
Brightpoint, Inc. (c)	55,000	493,900

Entertainment -0.65%
EDCI Holdings, Inc. (c)	75,500	358,625

Home Builders -2.51%
Lennar Corp. Class B	51,000	1,373,940

Leisure Time -1.28%
Ambassadors Group, Inc.	129,400	698,760

Lodging -0.00%
Trump Entertainment Resorts, Inc. (a)(b)(c)	8,949	0
Trump Entertainment Resorts, Inc. (a)(b)(c)	135	409
		409
Retail -3.77%
Abercrombie & Fitch Co. Class A	21,000	712,320
Regis Corp.	13,000	238,940
Syms Corp. (a)(b)(c)	176,581	439,687
Wet Seal, Inc. Class A (c)	213,500	672,525
		2,063,472
Total Consumer, Cyclical (Cost: $5,386,876)		6,227,486
Consumer, Non-cyclical- 5.89%
Beverages -1.34%
Peet's Coffee & Tea, Inc. (c)	10,000	733,400

Commercial Services -1.31%
Corrections Corp.	16,700	558,615
Viad Corp.	7,500	156,450
		715,065
Cosmetics & Personal Care -1.96%
CCA Industries, Inc.	149,792	638,114
Physicians Formula Holdings, Inc. (c)	90,000	438,300
		1,076,414
Food -1.28%
Dole Food Co., Inc. (c)	50,000	701,500

Total Consumer, Non-cyclical (Cost: $3,343,434)		3,226,379
Diversified- 0.00%
Holding Companies-Diversified -0.00%
Stoneleigh Partners Acquisition Corp. (a)(b)(c)	400	0

Total Diversified (Cost: $0)		0
Energy- 1.04%
Oil & Gas -1.04%
Sunoco, Inc.	12,200	571,326

Total Energy (Cost: $569,048)		571,326
Financial- 2.17%
Banks -0.97%
CIT Group, Inc. (c)	13,500	531,765

Real Estate -0.40%
Trinity Place Holdings, Inc. (a)(b)(c)	61,450	221,220

Savings & Loans -0.80%
FedFirst Financial Corp.	25,000	376,875
SI Financial Group, Inc.	5,066	59,374
		436,249
Total Financial (Cost: $1,542,922)		1,189,234
Healthcare- 3.82%
Biotechnology -0.89%
Cadus Corp. (a)(c)	214,729	304,915
Maxygen, Inc.	68,000	179,520
		484,435
Healthcare-Services -2.93%
Centene Corp. (c)	6,000	224,460
Diagnostic Services Holdings, Inc. (a)(c)	10,221	662,557
Health Net, Inc. (c)	11,000	247,610
Humana, Inc.	3,500	245,525
WellCare Health Plans, Inc. (c)	4,000	226,200
		1,606,352
Pharmaceuticals -0.00%
INYX, Inc. (a)(b)(c)	167,850	168

Total Healthcare (Cost: $2,452,177)		2,090,955
Industrial- 5.03%
Aerospace & Defense -2.60%
API Technologies Corp. (c)	174,000	499,380
Esterline Technologies Corp. (c)	16,500	926,310
		1,425,690
Environmental Control -0.02%
Strategic Enviromental & Energy Resources, Inc. (a)(b)(c)	43,000	8,583

Machinery-Diversified -1.46%
Gardner Denver, Inc.	13,200	797,412

Miscellaneous Manufacturing -0.95%
SPX Corp. (c)	8,000	523,280

Total Industrial (Cost: $2,847,516)		2,754,965

Technology- 15.26%
Computers -1.12%
CACI International, Inc. Class A (c)	11,800	611,122
Computer Horizons Corp. (c)	65,000	3,445
		614,567
Semiconductors -4.61%
DSP Group, Inc. (c)	136,522	810,941
Integrated Device Technology, Inc. (c)	166,000	976,080
MIPS Technologies, Inc. Class A (c)	100,000	739,000
		2,526,021
Software -9.53%
Allscripts Healthcare Solutions, Inc. (c)	64,000	795,520
Ariba, Inc. (c)	14,000	627,200
BMC Software, Inc. (c)	18,300	759,267
Contra Softbrands, Inc. (a)(b)(c)	5,000	0
Network-1 Security Solutions, Inc. (c)	235,000	314,900
Novell, Inc. (a)(b)(c)	160,000	976,000
Progress Software Corp. (c)	39,500	844,905
Seachange International, Inc. (c)	115,005	902,789
		5,220,581
Total Technology (Cost: $8,362,483)		8,361,169
Total Domestic Common Stocks
(Cost $29,599,918)		29,734,865

Foreign Common Stocks - 2.48%

Canada - 0.84%
Mining -0.03%
Sacre-Coeur Minerals Ltd. (b)(c)	109,000	14,970
Sacre-Coeur Minerals Ltd. (c)	444	61
		15,031
Oil & Gas -0.81%
Progress Energy Resources Corp.	20,000	445,598

Total Canada (Cost: $487,138)		460,629

Germany - 0.91%
Healthcare-Services -0.90%
Rhoen Klinikum AG	25,000	492,212

Holding Companies-Diversified -0.01%
KHD Humboldt Wedag International AG	1,014	6,487

Total Germany (Cost: $669,943)		498,699

Spain - 0.20%
Media -0.20%
Promotora de Informaciones S.A. Class B ADR(c)	45,000	95,850
Promotora de Informaciones S.A. ADR(c)	7,875	14,962
		110,812
Total Spain (Cost: $425,692)		110,812

Switzerland - 0.53%
Banks -0.53%
Bank Sarasin & Cie AG (c)	10,000	289,239

Total Switzerland (Cost: $312,805)		289,239
Total Foreign Common Stocks
(Cost $1,895,578)		1,359,379

Preferred Stocks- 1.12%

United States- 1.12%
Diagnostic Services Holdings, Inc. (a)(b)(c)	613	613,000
GeoMet, Inc. , 8.00%(c)	3	15
		613,015
Total United States (Cost $613,031)		613,015
Total Preferred Stocks
(Cost $613,031)		613,015

	Par Value	Fair Value
Term Loan - 0.93%

United States- 0.93%
Diagnostic Services Holdings, Inc. 13.50%, 05/05/2016(b)	$511,054	511,054
Total United States (Cost: $511,054)		511,054
Total Term Loan
(Cost $511,054)		511,054

	Par Value
Corporate Bonds - 2.39%

Basic Materials - 0.04%
Forest Products & Paper - 0.04%
Catalyst Paper Corp. 7.38%, 03/01/2014(b)(d)	750,000	11,250
NewPage Corp. 10.00%, 05/01/2012(d)	300,000	8,250
		19,500
Total Basic Materials (Cost: $821,113)		19,500
Financial - 2.16%
Banks - 0.91%
BNP Paribas S.A. 9.00%, 09/05/2013(b)	500,000	500,000
Diversified Financial Services - 1.25%
Credit Suisse Securities USA LLC 10.00%, 12/05/2013	500,000	488,750
Credit Suisse Securities USA LLC 11.00%, 09/05/2013	20,000	19,994
Lehman Brothers Holdings, Inc. 0.00%, 07/08/2014(d)	110,000	27,775
Lehman Brothers Holdings, Inc. 0.00%, 02/17/2015(d)	130,000	30,550
Lehman Brothers Holdings, Inc. 0.00%, 01/28/2020(d)	100,000	23,500
Lehman Brothers Holdings, Inc. 0.00%, 09/23/2020(b)(d)	100,000	21,880
Lehman Brothers Holdings, Inc. 0.00%, 02/14/2023(d)	200,000	47,000
Lehman Brothers Holdings, Inc. 5.50%, 02/27/2020(d)	100,000	23,500
		682,949
Venture Capital - 0.00%
Infinity Capital Group 7.00%, 12/31/2049(a)(b)	25,000	0
Total Financial (Cost: $1,209,643)		1,182,949
Industrial - 0.19%
Building Materials - 0.19%
U.S. Concrete, Inc. 9.50%, 08/31/2015 144A	100,000	105,687
Total Industrial (Cost: $100,000)		105,687
Utilities - 0.00%
Electric - 0.00%
Mirant Corp. 2.50%, 06/15/2021(a)(b)	20,000	0
Total Utilities (Cost: $0)		0
Total Corporate Bonds
(Cost $2,130,756)		1,308,136

	Number of Shares	Fair Value
Warrant - 0.00%

Sacre-Coeur Minerals Ltd. Expiration:(a)(b)(c)
March, 2013	54,500	0
Total Warrant
(Cost $0)		0

	Number of Shares	Fair Value
Asset Backed Securities- 11.57%

United States- 11.57%
AFC Home Equity Loan Trust Class 1A Series 2000-2 0.61%, 06/25/2030(e)	16,790	10,392
Citigroup Mortgage Loan Trust, Inc. Class A Series 2007-SHL1 0.62%, 11/25/2046(e)144A	585,246	361,473
Citigroup Mortgage Loan Trust, Inc. Class M3 Series 2005-OPT1 0.69%, 02/25/2035(e)	1,252,866	1,075,266
Countrywide Alternative Loan Trust Class 2A2A Series 2006-OC5 0.39%, 06/25/2036(e)	119,734	79,615
Countrywide Alternative Loan Trust Class A3 Series 2007-OA7 0.52%, 05/25/2047(e)	275,082	18,218
Countrywide Asset-Backed Certificates Class A2 Series 2006-IM1 0.46%, 04/25/2036(e)	926,471	429,217
Countrywide Asset-Backed Certificates Class M1 Series 2006-23 0.47%, 05/25/2037(e)	1,800,000	96,885
Countrywide Asset-Backed Certificates Class M1 Series 2006-BC4 0.51%, 11/25/2036(e)	3,000,000	121,338
Countrywide Asset-Backed Certificates Class 2M2 Series 2007-11 0.54%, 06/25/2047(e)	2,200,000	25,595
Countrywide Asset-Backed Certificates Class A3 Series 2006-S8 5.56%, 04/25/2036(e)	152,931	128,742
Countrywide Asset-Backed Certificates Class A6 Series 2006-S6 5.66%, 03/25/2034(b)(e)	105,564	109,259
Countrywide Asset-Backed Certificates Class A3 Series 2007-S1 5.81%, 11/25/2036(e)	264,805	190,580
Countrywide Home Equity Loan Trust Class 2A Series 2006-E 0.36%, 07/15/2036(e)	432,364	275,388
Countrywide Home Equity Loan Trust Class 2A Series 2006-G 0.37%, 10/15/2036(e)	191,240	119,977
Countrywide Home Equity Loan Trust Class A Series 2007-E 0.37%, 06/15/2037(e)	728,410	460,885
Countrywide Home Equity Loan Trust Class 2A Series 2005-A 0.46%, 04/15/2035(e)	49,653	31,878
GSAMP Trust Class A1B Series 2007-H1 0.42%, 01/25/2047(e)	500,000	284,396
Novastar Home Equity Loan Class A2B Series 2006-6 0.32%, 01/25/2037(e)	672,578	350,423
Option One Mortgage Loan Trust Class 2A2 Series 2006-3 0.32%, 02/25/2037(e)	796,381	486,173
Provident Bank Home Equity Loan Trust Class A2 Series 2000-2 0.76%, 08/25/2031(e)	501,151	249,272
Provident Bank Home Equity Loan Trust Class A1 Series 2000-2 0.76%, 08/25/2031(e)	143,975	83,580
Residential Funding Mortgage Securities II Home Loan Trust Class AII Series 2007-HSA3 0.36%, 06/25/2037(e)	975,956	633,884
Structured Asset Investment Loan Trust Class M1 Series 2003-BC9 1.27%, 08/25/2033(e)	829,122	718,956
		6,341,392
Total United States (Cost $6,802,925)		6,341,392
Total Asset Backed Securities
(Cost $6,802,925)		6,341,392

Rights- 0.00%

United States- 0.00%
Petrocorp, Inc. ESCROW (a)(b)(c)	200	0
Total United States (Cost $0)		0
Total Rights
(Cost $0)		0

	Number of Contracts	Fair Value
Options- 0.73%
Collective Brands, Inc. Expiration: December, 2012 Exercise Price: $19.00	75	$375
Energy Transfer Equity, L.P. Expiration: October, 2012 Exercise Price: $45.00	64	22,400
Lennar Corp. Expiration: November, 2012 Exercise Price: $34.00	510	86,190
SPDR Gold Trust Gold Holdings Expiration: December, 2012 Exercise Price: $153.00	150	291,150
		400,115
Total United States (Cost $382,548)		400,115
Total Options
(Cost $382,548)		400,115

Short-Term Investment - 17.33%

Time Deposit - 17.33%
Bank of New York Mellon 0.03%, 10/01/2012(f)	$9,493,672	9,493,672
Total Short-Term Investment
(Cost $9,493,672)		9,493,672
Total Investments
(Cost $51,429,482) - 90.82%		49,761,628
Other Assets in Excess of Liabilities, Net - 9.18%		5,031,860
Total Net Assets - 100.00%		$54,793,488

Schedule of Securities Sold Short	Number of Shares	Fair Value
Common Stocks - 1.38%

Collective Brands, Inc. (c)	12,000	$260,520
Sirius XM Radio, Inc. (c)	190,000	494,000
Total Common Stocks		754,520
Total Securities Sold Short (Proceeds: $687,047)		$754,520

	Number of Contracts	Fair Value
Call Options Written - 3.12%

Abercrombie & Fitch Co. Expiration: October, 2012 Exercise Price: $31.00	96	$33,600
Abercrombie & Fitch Co. Expiration: October, 2012 Exercise Price: $30.00	62	26,505
Abercrombie & Fitch Co. Expiration: October, 2012 Exercise Price: $33.00	52	11,128
Allscripts Healthcare Solutions, Inc. Expiration: October, 2012 Exercise Price: $10.00	640	160,000
Ambassadors Group, Inc. Expiration: October, 2012 Exercise Price: $5.00	1,294	61,465
BMC Software, Inc. Expiration: October, 2012 Exercise Price: $40.00	85	16,362
BMC Software, Inc. Expiration: October, 2012 Exercise Price: $41.00	73	7,300
CACI International, Inc. Expiration: October, 2012 Exercise Price: $52.50	98	9,065
Centene Corp. Expiration: October, 2012 Exercise Price: $40.00	60	3,900
CIT Group, Inc. Expiration: October, 2012 Exercise Price: $37.00	135	36,045
Corrections Corp. Expiration: October, 2012 Exercise Price: $30.00	167	59,285
Dole Food Co., Inc. Expiration: October, 2012 Exercise Price: $12.50	500	80,000
Energy Transfer Equity, L.P. Expiration: October, 2012 Exercise Price: $45.00	64	1,088
Equinix, Inc. Expiration: October, 2012 Exercise Price: $185.00	16	35,840
Equinix, Inc. Expiration: October, 2012 Exercise Price: $180.00	16	43,200
Esterline Technologies Corp. Expiration: October, 2012 Exercise Price: $55.00	130	30,875
Gardener Denver, Inc. Expiration: October, 2012 Exercise Price: $55.00	132	81,840
Health Net, Inc. Expiration: October, 2012 Exercise Price: $22.50	110	12,100
Humana, Inc. Expiration: October, 2012 Exercise Price: $70.00	35	5,950
Integrated Device Technology, Inc. Expiration: October, 2012 Exercise Price: $6.00	420	8,400
InterDigital, Inc. Expiration: October, 2012 Exercise Price: $30.00	135	88,830
Lennar Corp. Expiration: November, 2012 Exercise Price: $34.00	510	124,950
MIPS Technologies, Inc. Expiration: October, 2012 Exercise Price: $5.00	1,000	245,000
Navistar International Corp. Expiration: October, 2012 Exercise Price: $19.00	260	65,650
Oshkosh Corp. Expiration: October, 2012 Exercise Price: $25.00	130	34,450
Philips 66 Expiration: October, 2012 Exercise Price: $44.00	68	3,740
Phillips 66 Expiration: October, 2012 Exercise Price: $38.00	92	6,900
Progress Software Corp. Expiration: November, 2012 Exercise Price: $20.00	125	6,563
Regis Corp. Expiration: November, 2012 Exercise Price: $17.50	285	11,400
SAIC, Inc. Expiration: October, 2012 Exercise Price: $12.00	210	6,300
Seachange International, Inc. Expiration: October, 2012 Exercise Price: $7.50	500	31,250
SPDR Gold Trust Gold Holdings Expiration: December, 2012 Exercise Price: $160.00	150	201,000
SPX Corp. Expiration: October, 2012 Exercise Price: $60.00	80	45,600
Viad Corp. Expiration: October, 2012 Exercise Price: $20.00	75	9,000
Visteon Corp. Expiration: October, 2012 Exercise Price: $40.00	75	37,125
Wellcare Healthplans, Inc. Expiration: October, 2012 Exercise Price: $60.00	40	2,800
Wet Seal, Inc. Expiration: October, 2012 Exercise Price: $2.50	1,000	66,740
Total Options Written (Premiums Received $1,612,454)		$1,711,246

Schedule of Investments

Quaker Event Arbitrage Fund
September 30, 2012 (unaudited)

ADR	-	American Depositary Receipt

(a)	Indicates a fair valued security. Total market value for fair valued securities is $3,229,314, representing 5.89% of net assets.
(b)	Indicates an illiquid security. Total market value for illiquid securities is $3,430,255, representing 6.26% of net assets.
(c)	Non-income producing security.
(d)	Defaulted Bond.
(e)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(f)	The rate shown is the annualized seven-day yield at period end.

144A
Security exempt from registration under Rule 144A of the Securities Act of 1933. These transactions may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value for 144A securities is $467,160, representing 0.85% of net assets.

Schedule of Investments

Quaker Global Tactical  Allocation Fund
September 30, 2012 (unaudited)

	Number of Shares	Fair Value
Common Stocks- 96.08%

Belgium- 2.05%
Anheuser-Busch InBev NV ADR	2,260	$194,157
Total Belgium (Cost $137,703)		194,157
Bermuda- 1.33%
Arch Capital Group Ltd. (a)	3,020	125,874
Total Bermuda (Cost $112,792)		125,874
Canada- 1.95%
Cenovus Energy, Inc.	5,300	184,705
Total Canada (Cost $172,833)		184,705
Denmark- 3.59%
Novo Nordisk ADR	2,150	339,291
Total Denmark (Cost $335,813)		339,291
France- 3.95%
Sanofi ADR	4,390	189,033
Total S.A. ADR(b)	3,670	183,867
		372,900
Total France (Cost $344,067)		372,900
Germany- 5.07%
Adidas AG ADR	3,510	144,401
SAP AG ADR(b)	4,690	334,538
		478,939
Total Germany (Cost $436,372)		478,939
Ireland- 3.07%
Accenture PLC	2,960	207,289
Amarin Corp. PLC ADR(a)(b)	6,600	83,160
		290,449
Total Ireland (Cost $263,606)		290,449
Mexico- 3.12%
Fomento Economico Mexicano SAB de CV ADR	3,210	295,256
Total Mexico (Cost $281,101)		295,256
Netherlands- 4.54%
Koninklijke Philips Electronics NV ADR	12,190	285,856
Unilever NV	4,040	143,339
		429,195
Total Netherlands (Cost $414,880)		429,195
Switzerland- 4.15%
ACE Ltd.	2,540	192,024
Syngenta AG ADR	2,670	199,849
		391,873
Total Switzerland (Cost $361,881)		391,873
United Kingdom- 7.89%
Diageo PLC ADR	1,910	215,314
GlaxoSmithKline PLC ADR	4,220	195,133
Intercontinental Hotels Group PLC ADR	7,310	191,887
Rio Tinto PLC ADR(b)	3,060	143,086
		745,420
Total United Kingdom (Cost $721,332)		745,420
United States- 55.37%
Amazon.com, Inc. (a)	730	185,654
American International Group, Inc. (a)	3,610	118,372
Anadarko Petroleum Corp.	2,080	145,434
Apple, Inc.	354	236,210
Aruba Networks, Inc. (a)	2,100	47,219
Bed Bath & Beyond, Inc. (a)	1,170	73,710
Capital One Financial Corp.	4,630	263,956
CBS Corp.	6,010	218,343
Celgene Corp. (a)	2,180	166,552
Citigroup, Inc.	5,770	188,794
Coca-Cola Co.	5,080	192,684
Discovery Communications, Inc. (a)	3,230	192,605
eBay, Inc. (a)	5,870	284,167
Google, Inc. (a)	400	301,800
Kraft Foods, Inc. (a)	2,810	74,606
Las Vegas Sands Corp.	4,060	188,262
LinkedIn Corp. (a)	1,000	120,400
Mastercard, Inc.	630	284,432
Mead Johnson Nutrition Co.	1,970	144,362
MetLife, Inc.	3,460	119,232
Monsanto Co.	2,150	195,693
News Corp.	7,770	190,598
Occidental Petroleum Corp.	2,230	191,914
Philip Morris International, Inc.	1,600	143,904
priceline.com, Inc. (a)	230	142,308
Time Warner, Inc.	4,710	213,504
Viacom, Inc.	3,970	212,752
Visa, Inc.	2,050	275,274
Yum! Brands, Inc.	1,810	120,075
		5,232,816
Total United States (Cost $5,061,292)		5,232,816
Total Common Stocks
(Cost $8,643,672)		9,080,875

Short-Term Investments - 11.78%

Investment Trust - 6.15%
Invesco Liquid Assets Portfolio, 0.17%(c)(d)	$581,850	581,850
Time Deposit - 5.63%
Wells Fargo & Co. 0.03%,10/01/2012(d)	531,779	531,779
Total Short-Term Investments
(Cost $1,113,629)		1,113,629

Total Investments
(Cost $9,757,301) - 107.86%		10,194,504
Liabilities in Excess of Other Assets, Net (7.86)%		(743,003)
Total Net Assets - 100.00%		$9,451,501

ADR	-	American Depositary Receipt

(a)	Non-income producing security.
(b)	All or a portion of the security out on loan.
(c)	Represents investment of collateral received from securities lending transactions.
(d)	The rate shown is the annualized seven-day yield at period end.

Schedule of Investments

Quaker Mid-Cap Value Fund
September 30, 2012 (unaudited)

	Number of Shares	Fair Value
Common Stocks - 94.14%

Basic Materials - 6.23%
Chemicals - 4.78%
CF Industries Holdings, Inc.	572	$127,121
FMC Corp.	2,004	110,982
Methanex Corp.	5,044	143,956
		382,059
Iron & Steel Production - 1.45%
Steel Dynamics, Inc.	10,311	115,792

Total Basic Materials (Cost: $365,324)		497,851
Consumer, Cyclical - 10.99%
Apparel - 3.08%
Gildan Activewear, Inc.	7,773	246,249

Distribution & Wholesale - 2.28%
Fossil, Inc. (a)	2,154	182,444

Home Furnishings - 2.39%
Harman International Industries, Inc.	4,130	190,641

Leisure Time - 1.51%
WMS Industries, Inc. (a)	7,359	120,540

Retail - 1.73%
Darden Restaurants, Inc.	2,484	138,483

Total Consumer, Cyclical (Cost: $756,646)		878,357
Consumer, Non-cyclical - 3.57%
Agriculture - 1.40%
Bunge Ltd.	1,675	112,309

Food - 2.17%
Hormel Foods Corp.	5,922	173,159

Total Consumer, Non-cyclical (Cost: $208,960)		285,468
Energy - 11.62%
Oil & Gas - 9.55%
Atwood Oceanics, Inc. (a)	3,692	167,801
Helmerich & Payne, Inc.	2,707	128,880
Ultra Petroleum Corp. (a)(b)	8,403	184,698
Valero Energy Corp.	5,670	179,626
Whiting Petroleum Corp. (a)	2,170	102,815
		763,820
Oil Equipment & Services - 2.07%
Oil States International, Inc. (a)	2,083	165,515

Total Energy (Cost: $757,974)		929,335
Financial - 21.05%
Banks - 10.85%
Comerica, Inc.	5,217	161,988
First Horizon National Corp.	13,334	128,406
Huntington Bancshares, Inc.	31,858	219,820
Keycorp	19,761	172,711
Regions Financial Corp.	25,570	184,360
		867,285
Diversified Financial Services - 3.93%
Ameriprise Financial, Inc.	3,359	190,422
Invesco Ltd.	4,935	123,325
		313,747
Insurance - 6.27%
Allied World Assurance Co. Holdings Ltd.	2,025	156,431
Reinsurance Group of America, Inc. Class A	2,530	146,411
Torchmark Corp.	3,870	198,725
		501,567
Total Financial (Cost: $1,140,418)		1,682,599
Healthcare - 8.02%
Healthcare-Products - 6.14%
Hospira, Inc. (a)	4,555	149,495
St. Jude Medical, Inc.	3,937	165,866
Zimmer Holdings, Inc.	2,598	175,677
		491,038
Pharmaceuticals - 1.88%
Forest Laboratories, Inc. (a)	4,209	149,882

Total Healthcare (Cost: $526,157)		640,920
Industrial - 11.79%
Electronics - 1.10%
Waters Corp. (a)	1,056	87,997

Hand & Machine Tools - 6.15%
Kennametal, Inc.	4,215	156,292
Lincoln Electric Holdings, Inc.	3,280	128,084
Regal-Beloit Corp.	2,942	207,352
		491,728
Machinery-Diversified - 2.50%
AGCO Corp. (a)	4,205	199,653

Metal Fabricate & Hardware - 2.04%
Timken Co.	4,384	162,910

Total Industrial (Cost: $781,200)		942,288
Technology - 8.32%
Computers - 2.06%
NetApp, Inc. (a)	5,006	164,597

Semiconductors - 6.26%
Applied Materials, Inc.	12,228	136,526
Marvell Technology Group Ltd.	7,247	66,310
ON Semiconductor Corp. (a)	23,177	143,002
Skyworks Solutions, Inc. (a)	6,556	154,492
		500,330
Total Technology (Cost: $715,868)		664,927
Utilities - 12.55%
Electric - 5.12%
Northeast Utilities	3,026	115,684
Westar Energy, Inc.	5,070	150,376
Xcel Energy, Inc.	5,193	143,898
		409,958
Gas - 7.43%
Centerpoint Energy, Inc.	7,123	151,720
Energen Corp.	2,486	130,291
Questar Corp.	7,146	145,278
UGI Corp.	5,245	166,529
		593,818
Total Utilities (Cost: $794,314)		1,003,776
Total Common Stocks
(Cost $6,046,861)		7,525,521

Real Estate Investment Trusts - 4.89%

Boston Properties, Inc.	791	87,492
Camden Property Trust	1,228	79,194
Health Care REIT, Inc.	1,681	97,078

	Number of Shares	Fair Value
Real Estate Investment Trusts

Host Hotels & Resorts, Inc.	7,896	126,731
		390,495
Total Real Estate Investment Trusts
(Cost $233,775)		390,495

Short-Term Investments - 4.09%

Investment Trust - 2.34%
Invesco Liquid Assets Portfolio, 0.17%(c)(d)	187,155	187,155
Time Deposit - 1.75%
Citibank, 0.03%, 10/01/2012(d)	$139,947	139,947
Total Short-Term Investments
(Cost $327,102)		327,102

Total Investments
(Cost $6,607,738) - 103.12%		8,243,118
Liabilities in Excess of Other Assets, Net (3.12)%		(249,541)
Total Net Assets - 100.00%		$7,993,577

REIT	-	Real Estate Investment Trust

(a)	Non-income producing security.
(b)	All or a portion of the security out on loan.
(c)	Represents investment of collateral received from securities lending transactions.
(d)	The rate shown is the annualized seven-day yield at period end.

Schedule of Investments

Quaker Small-Cap Growth Tactical Allocation Fund
September 30, 2012 (unaudited)

	Number of Shares	Fair Value
Domestic Common Stocks - 66.70%

Basic Materials- 2.22%
Mining -2.22%
Comstock Mining, Inc. (a)(b)	40,000	$130,800

Total Basic Materials (Cost: $76,000)		130,800
Communications- 8.27%
Internet -3.75%
Ancestry.com, Inc. (a)(b)	3,500	105,280
AOL, Inc. (b)	3,300	116,259
		221,539
Telecommunications -4.52%
CalAmp Corp. (b)	14,300	117,403
IPG Photonics Corp. (a)(b)	2,600	148,980
		266,383
Total Communications (Cost: $475,708)		487,922
Consumer, Cyclical- 4.41%
Distribution & Wholesale -2.00%
Core-Mark Holding Co., Inc.	2,450	117,870

Entertainment -1.33%
Multimedia Games Holding Co., Inc. (b)	5,000	78,650

Retail -1.08%
Krispy Kreme Doughnuts, Inc. (b)	8,000	63,440

Total Consumer, Cyclical (Cost: $227,908)		259,960
Consumer, Non-cyclical- 3.89%
Commercial Services -3.89%
Kenexa Corp. (b)	5,000	229,150

Total Consumer, Non-cyclical (Cost: $229,584)		229,150
Energy- 1.19%
Oil & Gas Services -1.19%
Mitcham Industries, Inc. (b)	4,400	70,092

Total Energy (Cost: $82,859)		70,092
Financial- 17.90%
Banks -2.14%
Wilshire Bancorp, Inc. (b)	20,000	126,000

Diversified Financial Services -5.74%
Ellington Financial LLC	7,700	175,714
Netspend Holdings, Inc. (b)	16,600	163,178
		338,892
Insurance -10.02%
First American Financial Corp.	4,300	93,181
Homeowners Choice, Inc.	4,600	108,100
ProAssurance Corp.	1,700	153,748
Safety Insurance Group, Inc.	3,800	174,344
Universal Insurance Holdings, Inc.	16,000	61,600
		590,973
Total Financial (Cost: $993,027)		1,055,865
Healthcare- 7.42%
Pharmaceuticals -7.42%
Biospecifics Technologies Corp. (b)	4,344	84,360
Lifevantage Corp. (a)(b)	57,000	195,510
USANA Health Sciences, Inc. (a)(b)	3,400	157,998
		437,868
Total Healthcare (Cost: $335,764)		437,868
Industrial- 17.19%
Electrical Components & Equipment -0.65%
Active Power, Inc. (b)	48,000	38,400

Electronics -4.99%
Daktronics, Inc.	11,000	104,610
Methode Electronics, Inc.	12,600	122,346
Taser International, Inc. (b)	11,200	67,536
		294,492
Engineering & Construction -6.13%
Argan, Inc.	4,875	85,069
MYR Group, Inc. (b)	5,100	101,745
Shaw Group, Inc. (b)	4,000	174,480
		361,294
Miscellaneous Manufacturing -5.42%
LSB Industries, Inc. (b)	2,700	118,449
Lydall, Inc. (b)	8,600	121,174
Smith & Wesson Holding Corp. (b)	7,300	80,373
		319,996
Total Industrial (Cost: $958,875)		1,014,182
Technology- 4.21%
Computers -4.21%
Cray, Inc. (b)	12,000	152,400
NetSol Technologies, Inc. (b)	15,000	95,850
		248,250
Total Technology (Cost: $231,428)		248,250
Total Domestic Common Stocks
(Cost $3,611,153)		3,934,089

Foreign Common Stocks - 9.63%

Canada - 1.48%
Mining -1.48%
McEwen Mining, Inc. (a)(b)	19,000	87,210

Total Canada (Cost: $86,666)		87,210

China - 2.50%
Telecommunications -2.50%
KongZhong Corp. ADR(b)	21,965	147,605

Total China (Cost: $128,915)		147,605

Ireland - 2.99%
Software -2.99%
Velti PLC (a)(b)	21,100	176,607

Total Ireland (Cost: $238,005)		176,607

Israel - 2.66%
Household Products -2.66%
SodaStream International Ltd. (a)(b)	4,000	156,680

Total Israel (Cost: $156,103)		156,680
Total Foreign Common Stocks
(Cost $609,689)		568,102

Real Estate Investment Trust - 2.93%

PennyMac Mortgage Investment Trust	7,400	172,938
Total Real Estate Investment Trust
(Cost $159,988)		172,938

Exchange-Traded Fund - 10.23%

ProShares UltraPro Short Russell2000 Class ULTRAPRO (a)(b)	8,100	301,320
Direxion Daily Small Cap Bear 3X Shares(a)(b)	20,300	302,064
Total Exchange-Traded Fund
(Cost $757,721)		603,384

Short-Term Investments - 35.92%

Investment Trust - 21.86%
Invesco Liquid Assets Portfolio, 0.17%(c)(d)	1,289,541	1,289,541
Time Deposit - 14.06%
HSBC Bank USA, Grand Cayman 0.03%, 10/01/2012(d)	$829,395	829,395
Total Short-Term Investments
(Cost $2,118,936)		2,118,936
Total Investments
(Cost $7,257,507) - 125.41%		7,397,449
Liabilities in Excess of Other Assets, Net (25.41)%		(1,498,995)
Total Net Assets - 100.00%		$5,898,454

ADR	-	American Depositary Receipt

(a)	All or a portion of the security out on loan.
(b)	Non-income producing security.
(c)	Represents investment of collateral received from securities lending transactions.
(d)	The rate shown is the annualized seven-day yield at period end.

Schedule of Investments

Quaker Small-Cap Value Fund
September 30, 2012 (unaudited)

	Number of Shares	Fair Value
Common Stocks - 94.83%

Basic Materials - 6.63%
Chemicals - 2.23%
A. Schulman, Inc.	5,500	$131,010
Huntsman Corp.	15,000	223,950
Minerals Technologies, Inc.	1,700	120,581
TPC Group, Inc. (a)	5,100	208,131
		683,672
Forest Products & Paper - 3.92%
Boise, Inc.	39,100	342,516
Domtar Corp.	2,300	180,067
PH Glatfelter Co.	19,600	349,076
Schweitzer-Mauduit International, Inc.	10,000	329,900
		1,201,559
Mining - 0.48%
Coeur d' Alene Mines Corp. (a)	5,100	147,033

Total Basic Materials (Cost: $1,976,966)		2,032,264
Communications - 8.24%
Advertising - 0.82%
Interpublic Group of Cos., Inc.	22,600	251,312

Internet - 3.24%
Ancestry.com, Inc. (a)(b)	5,400	162,432
Dice Holdings, Inc. (a)	21,500	181,030
Perficient, Inc. (a)	11,800	142,426
United Online, Inc.	68,400	377,568
Websense, Inc. (a)	8,200	128,330
		991,786
Telecommunications - 4.18%
Amdocs Ltd.	12,000	395,880
Arris Group, Inc. (a)	9,800	125,342
Cbeyond, Inc. (a)	33,900	334,254
NeuStar, Inc. Class A (a)	6,300	252,189
Neutral Tandem, Inc. (a)	18,400	172,592
		1,280,257
Total Communications (Cost: $2,302,174)		2,523,355
Consumer, Cyclical - 14.71%
Airlines - 0.49%
Alaska Air Group, Inc. (a)	4,300	150,758

Apparel - 1.49%
G-III Apparel Group Ltd. (a)	3,400	122,060
Oxford Industries, Inc.	3,100	174,995
The Warnaco Group, Inc. (a)	3,100	160,890
		457,945
Auto Manufacturers - 0.97%
Oshkosh Corp. (a)	10,800	296,244

Auto Parts & Equipment - 1.07%
Lear Corp.	2,900	109,591
Meritor, Inc. (a)	23,100	97,944
WABCO Holdings, Inc. (a)	2,100	121,107
		328,642
Distribution & Wholesale - 1.33%
Ingram Micro, Inc. Class A (a)	6,800	103,564
Tech Data Corp. (a)	6,700	303,510
		407,074
Entertainment - 0.41%
Multimedia Games Holding Co., Inc. (a)	8,000	125,840

Home Furnishings - 0.97%
Whirlpool Corp.	3,600	298,476

Housewares - 0.47%
Toro Co.	3,600	143,208

Leisure Time - 1.10%
Arctic Cat, Inc. (a)	8,100	335,826

Office Furnishings - 0.44%
Steelcase, Inc. Class A	13,600	133,960

Retail - 5.43%
American Eagle Outfitters, Inc.	8,800	185,504
ANN, Inc. (a)	10,000	377,300
First Cash Financial Services, Inc. (a)	2,900	133,429
Francesca's Holdings Corp. (a)	6,800	208,964
HOT Topic, Inc.	13,300	115,710
Papa John's International, Inc. (a)	2,300	122,843
PetMed Express, Inc.	12,600	126,504
Stage Stores, Inc.	6,500	136,890
Texas Roadhouse, Inc. Class A	7,800	133,380
Urban Outfitters, Inc. (a)	3,300	123,948
		1,664,472
Toys/Games/Hobbies - 0.54%
Leapfrog Enterprises, Inc. Class A (a)	18,400	165,968

Total Consumer, Cyclical (Cost: $4,306,399)		4,508,413
Consumer, Non-cyclical - 9.75%
Commercial Services - 8.62%
Aaron's, Inc.	9,300	258,633
Aegean Marine Petroleum Network, Inc. (a)	26,200	159,034
Apollo Group, Inc. Class A (a)	9,100	264,355
Capella Education Co. (a)	9,700	340,082
CoreLogic, Inc. (a)	10,000	265,300
H&R Block, Inc.	7,500	129,975
Lender Processing Services, Inc.	8,600	239,854
Medifast, Inc. (a)	9,300	243,195
Net 1 UEPS Technologies, Inc. (a)	18,300	165,615
PHH Corp. (a)	6,900	140,415
Resources Connection, Inc.	9,900	129,789
SAIC, Inc.	25,300	304,612
		2,640,859
Food - 1.13%
Cal-Maine Foods, Inc.	3,300	148,302
Dean Foods Co. (a)	12,100	197,835
		346,137
Total Consumer, Non-cyclical (Cost: $2,843,252)		2,986,996
Energy - 6.20%
Oil & Gas - 5.41%
Alon USA Energy, Inc.	9,800	134,260
Delek US Holdings, Inc.	11,300	288,037
EPL Oil & Gas, Inc. (a)	7,300	148,117
Gran Tierra Energy, Inc. (a)	32,600	168,542
Tesoro Corp.	9,800	410,620
Vaalco Energy, Inc. (a)	25,900	221,445
Western Refining, Inc.	10,900	285,362
		1,656,383
Oil & Gas Services - 0.79%
Helix Energy Solutions Group, Inc. (a)	6,500	118,755

Matrix Service Co. (a)	11,700	123,669
		242,424
Total Energy (Cost: $1,586,770)		1,898,807
Financial - 16.17%
Banks - 5.40%
Banco Latinoamericano de Exportaciones S.A. Class E (a)	12,300	271,707
BOK Financial Corp.	2,100	124,110
Community Trust Bancorp, Inc.	3,400	120,819
East West Bancorp, Inc.	7,400	156,288
First Citizens BancShares, Inc. Class A	600	97,740
Huntington Bancshares, Inc.	60,200	415,380
Popular, Inc. (a)	9,300	162,099
Wilshire Bancorp, Inc. (a)	48,700	306,810
		1,654,953
Diversified Financial Services - 2.32%
Calamos Asset Management, Inc. Class A	9,300	108,252
Duff & Phelps Corp. Class A	8,700	118,407
Netspend Holdings, Inc. (a)	35,600	349,948
World Acceptance Corp. (a)	2,000	134,900
		711,507
Insurance - 6.50%
Allied World Assurance Co. Holdings Ltd.	2,300	177,675
Assurant, Inc.	8,600	320,780
Everest Re Group Ltd.	2,900	310,184
First American Financial Corp.	6,600	143,022
Montpelier Re Holdings Ltd.	19,200	424,896
ProAssurance Corp.	3,400	307,496
RenaissanceRe Holdings Ltd.	4,000	308,160
		1,992,213
Investment Companies - 0.39%
Prospect Capital Corp.	10,500	120,960

Private Equity - 0.41%
American Capital Ltd. (a)	11,000	124,740

Real Estate - 1.15%
Jones Lang LaSalle, Inc.	4,600	351,210

Total Financial (Cost: $4,731,828)		4,955,583
Healthcare - 12.75%
Biotechnology - 4.68%
AMAG Pharmaceuticals, Inc. (a)	7,000	124,180
Emergent Biosolutions, Inc. (a)	8,300	117,943
Myriad Genetics, Inc. (a)	13,600	367,064
PDL BioPharma, Inc. (b)	55,500	426,795
United Therapeutics Corp. (a)	7,100	396,748
		1,432,730
Healthcare-Products - 2.45%
Cyberonics, Inc. (a)	3,500	183,470
Natus Medical, Inc. (a)	13,400	175,138
NuVasive, Inc. (a)	5,600	128,296
STERIS Corp.	3,600	127,692
Thoratec Corp. (a)	3,900	134,940
		749,536
Healthcare-Services - 4.43%
Amedisys, Inc. (a)	9,100	125,671
Community Health Systems, Inc. (a)	13,000	378,820
Gentiva Health Services, Inc. (a)	16,600	187,912
Magellan Health Services, Inc. (a)	3,200	165,152
Sun Healthcare Group, Inc. (a)	40,200	340,293
Tenet Healthcare Corp. (a)	25,500	159,885
		1,357,733
Pharmaceuticals - 1.19%
Herbalife Ltd.	2,400	113,760
Questcor Pharmaceuticals, Inc. (a)(b)	2,200	40,700
Warner Chilcott PLC Class A	15,600	210,600
		365,060
Total Healthcare (Cost: $3,316,430)		3,905,059
Industrial - 9.52%
Aerospace & Defense - 1.54%
Alliant Techsystems, Inc.	6,800	340,748
Orbital Sciences Corp. (a)	9,000	131,040
		471,788
Building Materials - 0.63%
Lennox International, Inc.	4,000	193,440

Electrical Components & Equipment - 1.02%
Advanced Energy Industries, Inc. (a)	10,400	128,128
Lihua International, Inc.	13,000	46,280
Power-One, Inc. (a)	24,400	136,640
		311,048
Engineering & Construction - 0.64%
MYR Group, Inc. (a)	4,400	87,780
URS Corp.	3,100	109,461
		197,241
Machinery-Diversified - 1.84%
AGCO Corp. (a)	8,400	398,832
Applied Industrial Technologies, Inc.	4,000	165,720
		564,552
Miscellaneous Manufacturing - 1.75%
AO Smith Corp.	2,400	138,096
LSB Industries, Inc. (a)	3,300	144,771
Smith & Wesson Holding Corp. (a)	23,000	253,230
		536,097
Shipbuilding - 0.95%
Huntington Ingalls Industries, Inc. (a)	6,900	290,145

Transportation - 0.56%
RailAmerica, Inc. (a)	6,200	170,314

Trucking & Leasing - 0.59%
Amerco, Inc.	1,700	180,812

Total Industrial (Cost: $2,694,143)		2,915,437
Technology - 7.08%
Computers - 3.17%
Brocade Communications Systems, Inc. (a)	37,700	222,995
CACI International, Inc. Class A (a)(b)	7,100	367,709
Unisys Corp. (a)	18,300	381,006
		971,710
Semiconductors - 2.20%
First Solar, Inc. (a)(b)	6,300	139,514
Kulicke & Soffa Industries, Inc. (a)	19,600	203,840
LSI Corp. (a)	47,900	330,989
		674,343
Software - 1.71%
CSG Systems International, Inc. (a)	6,200	139,438
Ebix, Inc. (b)	7,100	167,631
Fair Isaac Corp.	4,900	216,874
		523,943
Total Technology (Cost: $2,110,700)		2,169,996
Utilities - 3.78%
Electric - 3.78%
Alliant Energy Corp.	5,200	225,628
NV Energy, Inc.	19,500	351,195
Pinnacle West Capital Corp.	2,600	137,280
PNM Resources, Inc.	8,300	174,549

Portland General Electric Co.	10,000	270,400
		1,159,052
Total Utilities (Cost: $942,626)		1,159,052
Total Common Stocks
(Cost $26,811,288)		29,054,962

Real Estate Investment Trusts - 4.27%

CapitalSource, Inc.	41,900	317,602
CommonWealth REIT	18,800	273,728
Coresite Realty Corp.	4,900	132,006
Hospitality Properties Trust	10,600	252,068
National Health Investors, Inc.	3,300	169,752
Sunstone Hotel Investors, Inc.(a)	14,700	161,700
		1,306,856
Total Real Estate Investment Trusts
(Cost $1,304,806)		1,306,856

Short-Term Investments - 4.20%

Investment Trust - 3.16%
Invesco Liquid Assets Portfolio, 0.17%(c)(d)	967,790	967,790
Time Deposit - 1.04%
Citibank, 0.03%, 10/01/2012(d)	$320,497	320,497
Total Short-Term Investments
(Cost $1,288,287)		1,288,287

Total Investments
(Cost $29,404,381) - 103.30%		31,650,105
Liabilities in Excess of Other Assets, Net (3.30)%		(1,011,139)
Total Net Assets - 100.00%		$30,638,966

REIT	-	Real Estate Investment Trust

(a)	Non-income producing security.
(b)	All or a portion of the security out on loan.
(c)	Represents investment of collateral received from securities lending transactions.
(d)	The rate shown is the annualized seven-day yield at period end.

Schedule of Investments

Quaker Strategic Growth Fund
September 30, 2012 (unaudited)

	Number of Shares	Fair Value
Domestic Common Stocks - 69.67%

Basic Materials- 2.06%
Chemicals -2.06%
Monsanto Co.	38,930	$3,543,409

Total Basic Materials (Cost: $3,074,743)		3,543,409
Communications- 23.39%
Internet -10.91%
Amazon.com, Inc. (a)	13,160	3,346,851
eBay, Inc. (a)	106,400	5,150,824
Google, Inc. Class A (a)	7,320	5,522,940
LinkedIn Corp. Class A (a)(b)	17,990	2,165,996
priceline.com, Inc. (a)	4,170	2,580,104
		18,766,715
Media -11.01%
CBS Corp. Class B	118,240	4,295,659
Discovery Communications, Inc. Class A (a)	58,560	3,491,933
News Corp. Class A	140,770	3,453,088
Time Warner, Inc.	85,020	3,853,957
Viacom, Inc. Class B	72,020	3,859,552
		18,954,189
Telecommunications -1.47%
Qualcomm, Inc.	40,510	2,531,470

Total Communications (Cost: $37,974,457)		40,252,374
Consumer, Cyclical- 6.99%
Lodging -1.97%
Las Vegas Sands Corp.	73,344	3,400,961

Retail -5.02%
Bed Bath & Beyond, Inc. (a)	21,200	1,335,600
Dunkin' Brands Group, Inc.	72,660	2,121,309
Home Depot, Inc.	50,030	3,020,311
Yum! Brands, Inc.	32,560	2,160,030
		8,637,250
Total Consumer, Cyclical (Cost: $11,598,362)		12,038,211
Consumer, Non-cyclical- 11.06%
Agriculture -1.50%
Philip Morris International, Inc.	28,650	2,576,781

Beverages -2.03%
Coca-Cola Co.	92,048	3,491,380

Commercial Services -5.21%
Mastercard, Inc. Class A	11,470	5,178,476
Vantiv, Inc. Class A (a)	76,750	1,653,962
Verisk Analytics, Inc. Class A (a)	44,880	2,136,737
		8,969,175
Cosmetics & Personal Care -1.54%
Colgate-Palmolive Co.	24,690	2,647,262

Food -0.78%
Kraft Foods, Inc. (a)	50,840	1,349,802

Total Consumer, Non-cyclical (Cost: $17,529,881)		19,034,400
Energy- 5.23%
Oil & Gas -3.98%
Anadarko Petroleum Corp.	48,390	3,383,429
Occidental Petroleum Corp.	40,330	3,470,800
		6,854,229
Oil & Gas Services -1.25%
Schlumberger Ltd.	29,700	2,148,201

Total Energy (Cost: $8,975,412)		9,002,430
Financial- 11.94%
Banks -4.73%
Capital One Financial Corp.	83,070	4,735,821
Citigroup, Inc.	103,840	3,397,645
		8,133,466
Diversified Financial Services -2.93%
Visa, Inc. Class A	37,530	5,039,528

Insurance -4.28%
American International Group, Inc. (a)	72,400	2,373,996
Marsh & McLennan Cos., Inc.	76,600	2,599,038
MetLife, Inc.	69,700	2,401,862
		7,374,896
Total Financial (Cost: $19,579,724)		20,547,890
Healthcare- 5.25%
Biotechnology -1.76%
Celgene Corp. (a)	39,610	3,026,204

Healthcare-Services -1.55%
Cigna Corp.	56,680	2,673,596

Pharmaceuticals -1.94%
Mead Johnson Nutrition Co. Class A	45,580	3,340,102

Total Healthcare (Cost: $7,933,328)		9,039,902
Technology- 3.75%
Computers -3.75%
Apple, Inc.	6,470	4,317,172
EMC Corp. (a)	78,500	2,140,695
		6,457,867
Total Technology (Cost: $6,451,405)		6,457,867
Total Domestic Common Stocks
(Cost $113,117,312)		119,916,483

Foreign Common Stocks - 21.28%

Belgium - 2.04%
Beverages -2.04%
Anheuser-Busch InBev NV ADR	40,780	3,503,410

Total Belgium (Cost: $2,231,904)		3,503,410

Bermuda - 1.56%
Insurance -1.56%
Arch Capital Group Ltd. (a)	64,200	2,675,856

Total Bermuda (Cost: $2,184,422)		2,675,856

Canada - 1.95%
Oil & Gas -1.95%
Cenovus Energy, Inc.	96,110	3,349,434

Total Canada (Cost: $3,253,427)		3,349,434

France - 2.01%
Pharmaceuticals -2.01%
Sanofi ADR	80,520	3,467,191

Total France (Cost: $3,045,052)		3,467,191

Germany - 1.53%
Apparel -1.53%
Adidas AG ADR	64,180	2,640,365

Total Germany (Cost: $2,100,759)		2,640,365

Ireland - 3.07%
Biotechnology -0.88%
Amarin Corp. PLC ADR(a)(b)	120,300	1,515,780

Computers -2.19%
Accenture PLC Class A	53,850	3,771,115

Total Ireland (Cost: $4,583,848)		5,286,895

Netherlands - 1.53%
Food -1.53%
Unilever NV Class NY	74,360	2,638,293

Total Netherlands (Cost: $2,454,720)		2,638,293

Switzerland - 2.02%
Insurance -2.02%
ACE Ltd.	46,000	3,477,600

Total Switzerland (Cost: $2,878,282)		3,477,600

United Kingdom - 5.57%
Beverages -2.09%
Diageo PLC ADR	31,850	3,590,451

Mining -1.50%
Rio Tinto PLC ADR(b)	55,190	2,580,684

Pharmaceuticals -1.98%
GlaxoSmithKline PLC ADR	73,860	3,415,286

Total United Kingdom (Cost: $9,304,582)		9,586,421
Total Foreign Common Stocks
(Cost $32,036,996)		36,625,465

Short-Term Investments - 12.37%

Investment Trust - 2.27%
Invesco Liquid Assets Portfolio, 0.17%(c)(d)$	$3,909,989	3,909,989
Time Deposit - 10.10%
Citibank 0.03%, 10/01/2012(d)	17,381,807	17,381,807
Total Short-Term Investments
(Cost $21,291,796)		21,291,796
Total Investments
(Cost $166,446,104) - 103.32%		177,833,744
Liabilities in Excess of Other Assets, Net (3.32)%		(5,718,644)
Total Net Assets - 100.00%		$172,115,100

ADR	-	American Depositary Receipt

(a)	Non-income producing security.
(b)	All or a portion of the security out on loan.
(c)	Represents investment of collateral received from securities lending transactions.
(d)	The rate shown is the annualized seven-day yield at period end.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

For U.S. federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation (depreciation) of investments at September 30, 2012 for each Fund were as follows:

	Cost	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation (Depreciation)
Akros Absolute Return	$4,548,705	$119,539	$(840,736)	$(721,197)
Capital Opportunities	3,647,812	299,034	(144,887)	154,147
Event Arbitrage	51,429,482	2,421,602	(4,089,456)	(1,667,854)
Global Tactical Allocation	9,757,301	484,028	(46,825)	437,203
Mid-Cap Value	6,607,738	1,907,872	(272,492)	1,635,380
Small-Cap Growth Tactical Allocation	7,257,507	391,105	(251,163)	139,942
Small-Cap Value	29,404,381	3,238,655	(992,931)	2,245,724
Strategic Growth	166,446,104	12,304,852	(917,212)	11,387,640

The Funds under U.S Generally Accepted Accounting principals adopted the Financial Accounting Standards Board Fair Value Measurements disclosure requirements, effective July 1, 2008.  In accordance with the requirements, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  The disclosure requirement also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability.  Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds.  Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.  The three-tier hierarchy of inputs is summarized below.

Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3–significant unobservable  inputs (including the Fund’s own assumptions in determining the fair value of investments)

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2012:

Category Akros Absolute Return	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2012
Corporate Bonds-
Energy	$0	$19,000	$0	$19,000
Financial	0	405,153	0	405,153
Common Stocks-
Basic Materials	78,400	0	0	78,400
Communications	71,240	0	0	71,240
Consumer, Cyclical	0	0	8	8
Consumer, Non-cyclical	198,035	0	0	198,035
Diversified	417,910	0	0	417,910
Energy	220,716	0	0	220,716
Financial	305,236	0	0	305,236
Healthcare	86,158	0	0	86,158
Industrial	161,814	0	0	161,814
Technology	244,375	0	8,112	252,487
Utilities	106,740	0	0	106,740
Exchange-Traded Funds-
Exchange-Traded Funds	137,500	0	0	137,500
Funds	58,180	0	0	58,180
Private Placements-
Technology	0	0	18,771	18,771
Warrants-
	0	0	0	0
Technology	0	0	0	0
Preferred Stock-
Healthcare	0	0	112,500	112,500
Short-Term Investment-
	1,177,660	0	0	1,177,660
Total	$3,263,964	$424,153	$139,391	$3,827,508
Securities Sold Short	$(1,804,741)	$0	$0	$(1,804,741)
Futures	$10,100	$0	$0	$10,100
Total	$1,469,323	$424,153	$139,391	$2,032,867

Category Capital Opportunities	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2012
Domestic Common Stocks-
United States
Basic Materials	$99,664	$0	$0	$99,664
Communications	341,456	0	0	341,456
Consumer, Cyclical	341,940	0	0	341,940
Consumer, Non-cyclical	273,971	0	0	273,971
Energy	420,746	0	0	420,746
Financial	626,200	0	0	626,200
Healthcare	433,117	0	0	433,117
Industrial	305,769	0	0	305,769
Technology	287,575	0	0	287,575
Utilities	44,827	0	0	44,827
Foreign Common Stocks-
Belgium
Consumer, Non-cyclical	23,625	0	0	23,625
Brazil
Energy	16,058	0	0	16,058
Canada
Basic Materials	82,034	0	0	82,034
Germany
Consumer, Cyclical	13,390	0	0	13,390
Industrial	25,038	0	0	25,038
Technology	30,315	0	0	30,315
Ireland
Financial	7,810	0	0	7,810
Healthcare	10,398	0	0	10,398

Foreign Common Stocks
Japan
Communications	$7,706	$0	$0	$7,706
Consumer, Cyclical	34,080	0	0	34,080
Industrial	47,823	0	0	47,823
Luxembourg
Industrial	20,385	0	0	20,385
Netherlands
Basic Materials	15,056	0	0	15,056
Consumer, Non-cyclical	35,480	0	0	35,480
Financial	5,720	0	0	5,720
Industrial	28,649	0	0	28,649
Switzerland
Industrial	9,846	0	0	9,846
Technology	15,120	0	0	15,120
United Kingdom
Communications	42,266	0	0	42,266
Consumer, Cyclical	16,406	0	0	16,406
Consumer, Non-cyclical	36,074	0	0	36,074
Energy	13,767	0	0	13,767
Healthcare	31,212	0	0	31,212
Real Estate Investment Trust-
United States
Financial	7,095	0	0	7,095
Short-Term Investment-	51,341	0	0	51,341
Total	$3,801,959	$0	$0	$3,801,959

Category Event Arbitrage	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2012
Asset Backed Securities-
United States
Asset Backed Securities	$0	$6,341,392	$0	$6,341,392
Domestic Common Stocks-
United States
Basic Materials	23,150	0	0	23,150
Communications	5,287,426	2,775	0	5,290,201
Consumer, Cyclical	5,787,390	0	440,096	6,227,486
Consumer, Non-cyclical	3,226,379	0	0	3,226,379
Diversified	0	0	0	0
Energy	571,326	0	0	571,326
Financial	968,014	0	221,220	1,189,234
Healthcare	1,785,872	305,083	0	2,090,955
Industrial	2,746,382	8,583	0	2,754,965
Technology	8,056,254	0	304,915	8,361,169
Corporate Bonds-
Canada
Basic Materials	0	11,250	0	11,250
France
Financial	500,000	0	0	500,000
United States
Basic Materials	0	8,250	0	8,250
Financial	508,744	174,205	0	682,949
Industrial	0	105,687	0	105,687
Utilities	0	0	0	0
Preferred Stocks-
United States
Energy	15	0	0	15
Healthcare	0	0	613,000	613,000
Foreign Common Stocks-
Canada
Basic Materials	15,031	0	0	15,031
Energy	445,598	0	0	445,598
Germany
Diversified	6,487	0	0	6,487
Healthcare	492,212	0	0	492,212

Spain
Communications	110,812	0	0	110,812
Switzerland
Financial	289,239	0	0	289,239
Rights-
United States
Energy	0	0	0	0
Warrant-
Canada
Basic Materials	0	0	0	0
Written Options-
United States	400,115	0	0	400,115
Term Loan-
United States
Healthcare	0	0	511,054	511,054
Short-Term Investment-	9,493,672	0	0	9,493,672
Total	$40,714,118	$6,957,225	$2,090,285	$49,761,628
Call Options - Written	$(1,711,246)	$0	$0	$(1,711,246)
Securities Sold Short	$(754,520)	$0	$0	$(754,520)
Total	$38,248,352	$6,957,225	$2,090,285	$47,295,862

Category Global Tactical Allocation	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2012
Foreign Common Stocks-
Belgium
Consumer, Non-cyclical	$194,157	$0	$0	$194,157
Bermuda
Financial	125,874	0	0	125,874
Canada
Energy	184,705	0	0	184,705
Denmark
Healthcare	339,291	0	0	339,291
France
Energy	183,867	0	0	183,867
Healthcare	189,033	0	0	189,033
Germany
Consumer, Cyclical	144,401	0	0	144,401
Technology	334,538	0	0	334,538
Ireland
Healthcare	83,160	0	0	83,160
Technology	207,289	0	0	207,289
Mexico
Consumer Non-cyclical	295,256	0	0	295,256
Netherlands
Consumer, Non-cyclical	143,339	0	0	143,339
Industrial	285,856	0	0	285,856
Switzerland
Basic Materials	199,849	0	0	199,849
Financial	192,024	0	0	192,024
United Kingdom
Basic Materials	143,086	0	0	143,086
Consumer, Cyclical	191,887	0	0	191,887
Consumer, Non-cyclical	215,314	0	0	215,314
Healthcare	195,133	0	0	195,133
Domestic Common Stocks-
United States
Basic Materials	195,693	0	0	195,693
Communications	2,109,350	0	0	2,109,350
Consumer, Cyclical	382,047	0	0	382,047
Consumer, Non-cyclical	695,626	0	0	695,626
Energy	337,348	0	0	337,348
Financial	965,628	0	0	965,628
Healthcare	310,914	0	0	310,914
Technology	236,210	0	0	236,210
Short-Term Investments-	1,113,629	0	0	1,113,629
Total	$10,194,504	$0	$0	$10,194,504

Category Mid-Cap Value	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2012
Common Stocks-
Basic Materials	$497,851	$0	$0	$497,851
Consumer, Cyclical	878,357	0	0	878,357
Consumer, Non-cyclical	285,468	0	0	285,468
Energy	929,335	0	0	929,335
Financial	1,682,599	0	0	1,682,599
Healthcare	640,920	0	0	640,920
Industrial	942,288	0	0	942,288
Technology	664,927	0	0	664,927
Utilities	1,003,776	0	0	1,003,776
Real Estate Investment Trusts-
Real Estate Investment Trusts	390,495	0	0	390,495
Short-Term Investments-	327,102	0	0	327,102
Total	$8,243,118	$0	$0	$8,243,118

Category Small-Cap Growth Tactical Allocation	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2012
Domestic Common Stocks-
United States
Basic Materials	$130,800	$0	$0	$130,800
Communications	487,922	0	0	487,922
Consumer, Cyclical	259,960	0	0	259,960
Consumer, Non-cyclical	229,150	0	0	229,150
Energy	70,092	0	0	70,092
Exchange-Traded Funds	301,320	0	0	301,320
Financial	1,055,865	0	0	1,055,865
Healthcare	437,868	0	0	437,868
Industrial	1,014,182	0	0	1,014,182
Technology	248,250	0	0	248,250
Exchange-Traded Fund-
United States
Exchange-Traded Funds	302,064	0	0	302,064
Foreign Common Stocks-
Canada
Basic Materials	87,210	0	0	87,210
China
Communications	147,605	0	0	147,605
Ireland
Technology	176,607	0	0	176,607
Israel
Consumer, Non-cyclical	156,680	0	0	156,680
Real Estate Investment Trust-
United States
Financial	172,938	0	0	172,938
Short-Term Investments-	2,118,936	0	0	2,118,936
Total	$7,397,449	$0	$0	$7,397,449

Category Small-Cap Value	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2012
Common Stocks-
Basic Materials	$2,032,264	$0	$0	$2,032,264
Communications	2,523,355	0	0	2,523,355
Consumer, Cyclical	4,508,413	0	0	4,508,413
Consumer, Non-cyclical	2,986,996	0	0	2,986,996
Energy	1,898,807	0	0	1,898,807
Financial	4,955,583	0	0	4,955,583
Healthcare	3,905,059	0	0	3,905,059
Industrial	2,915,437	0	0	2,915,437

Technology	2,169,996	0	0	2,169,996
Utilities	1,159,052	0	0	1,159,052
Real Estate Investment Trusts-
Financial	1,306,856	0	0	1,306,856
Short-Term Investments-	1,288,287	0	0	1,288,287
Total	$31,650,105	$0	$0	$31,650,105

Category Strategic Growth	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2012
Foreign Common Stocks-
Belgium
Consumer, Non-cyclical	$3,503,410	$0	$0	$3,503,410
Bermuda
Financial	2,675,856	0	0	2,675,856
Canada
Energy	3,349,434	0	0	3,349,434
France
Healthcare	3,467,191	0	0	3,467,191
Germany
Consumer, Cyclical	2,640,365	0	0	2,640,365
Ireland
Healthcare	1,515,780	0	0	1,515,780
Technology	3,771,115	0	0	3,771,115
Netherlands
Consumer, Non-cyclical	2,638,293	0	0	2,638,293
Switzerland
Financial	3,477,600	0	0	3,477,600
United Kingdom
Basic Materials	2,580,684	0	0	2,580,684
Consumer, Non-cyclical	3,590,451	0	0	3,590,451
Healthcare	3,415,286	0	0	3,415,286
Domestic Common Stocks-
United States
Basic Materials	3,543,409	0	0	3,543,409
Communications	40,252,374	0	0	40,252,374
Consumer, Cyclical	12,038,211	0	0	12,038,211
Consumer, Non-cyclical	19,034,400	0	0	19,034,400
Energy	9,002,430	0	0	9,002,430
Financial	20,547,890	0	0	20,547,890
Healthcare	9,039,902	0	0	9,039,902
Technology	6,457,867	0	0	6,457,867
Short-Term Investments-

	21,291,796	0	0	21,291,796
Total	$177,833,744	$0	$0	$177,833,744

Level 3 Reconciliation
The following is a reconciliation of Akros Absolute Return’s and Event Arbitrage’s Level 3 investments for which significant unobservable inputs were used in determining value:

Akros Absolute  Return
Category	Akros Absolute Return	Balance as of 6/30/2012	Purchases	Sales	Realized gain (loss)	Net unrealized appreciation(depreciation)	Amortized discounts/ premiums	Transfers in to Level 3	Transfers out of Level 3	Balance as of 9/30/2012
Common Stock
Consumer, Cyclical		$8	$–	$–	$–	$–	$–	$–	$–	$8
Technology		8,112	–	–	–	–	–	–	–	8,112
Preferred Stock
Healthcare		105,000	–	–	–	7,500	–	–	–	112,500
Private Placement
Technology		18,771	–	–	–	-	–	–	–	18,771
		$131,891	$–	$–	$–	$7,500	$–	$–	$–	$139,391

Category	Event Arbitrage	Balance as of 6/30/2012	Purchases	Sales	Realized gain (loss)	Net unrealized appreciation(depreciation)	Amortized discounts/ premiums	Transfers in to Level 3	Transfers out of Level 3	Balance as of 9/30/2012
Domestic Common Stock
United States
Consumer, Cyclical		$409	$439,687	$–	$–	$–	$–	$–	$–	$440,096
Financial		–	562,058	–	–	(340,838)	–	–	–	221,220
Healthcare		668,265	266,094	(735,000)	–	105,556	–	–	–	304,915
Technology		976,000	–	–	–	–	–	–	(976,000)	–
Preferred Stock
United States
Healthcare		–	613,000	(7,500)	7,500	-	–	–	–	613,000
Term Loan
United States
Healthcare		–	511,054	-	-	-	–	–	–	511,054
		$1,644,674	$2,391,893	$(742,500)	$7,500	$(235,282)	$–	$–	$(976,000)	$2,090,285

Item 2. Controls and Procedures

1.
The registrant’s principal executive and principal financial officers have determined that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

2.
There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

Certifications of principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.133 CERT

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Quaker investment trust

By:	/s/ Jeffry H. King, Sr.
Jeffry H. King, Sr., Chief Executive Officer

Date:	November 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeffry H. King, Sr.
Jeffry H. King, Sr., Chief Executive Officer

Date:	November 29, 2012

By:	/s/ Laurie Keyes
Laurie Keyes, Treasurer

Date:	November 29, 2012